STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY - Common stock subject to possible redemption reflected on the balance sheets (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Nov. 30, 2025
Common stock subject to possible redemption reflected on the balance sheets
Common stock subject to possible redemption, November 30, 2024		$ 0
Gross proceeds	$ 300,000	300,000
Less: share issuance costs		(170)
Plus: adjust carrying value to redemption value		170
Common stock subject to possible redemption, November 30, 2025		$ 300,000